Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	NewAmsterdam Pharma Company N.V.
Entity Central Index Key	0001936258
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	P7
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-41562
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
Entity Address, Country	NL
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	81,559,780
Auditor Firm ID	1243
Auditor Name	Deloitte Accountants B.V.
Auditor Location	Rotterdam, The Netherlands
Amendment Description	This amendment (the “Amendment”) to the annual report on Form 20-F of NewAmsterdam Pharma Company N.V. for the fiscal year ended December 31, 2022, filed on March 31, 2023 (the “Original Form 20-F”), is being filed for the purpose of restating the financial statements included in the Original Form 20-F under “Part III, Item 18 – Financial Statements” as further described below.On October 18, 2024, the Audit Committee (the “Audit Committee”) of the Board of Directors of the Company (as defined below), after consultation with the Company’s management and independent registered public accounting firm, concluded that the Company’s previously issued consolidated financial statements as at December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 (the “Affected Financial Statements”), prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and included in the Original Form 20-F, should no longer be relied upon due to certain errors in the calculation of the Company’s basic and diluted loss per share contained therein. The errors related to the reported weighted average ordinary shares outstanding for each period for which the Company’s consolidated statements for profit or loss and comprehensive loss are reported whereby the number of ordinary shares outstanding at the end of each period was erroneously reported as the weighted average number of ordinary shares outstanding, thus resulting in the erroneous reporting of the Company’s basic and diluted loss per share for each period presented in the Original Form 20-F.Due to the discovery of this error, Company management reevaluated the effectiveness of the Company’s internal control over financial reporting as of December 31, 2022 and identified a material weakness in the Company’s internal control over financial reporting that existed as of December 31, 2022, relating to certain errors in the calculation of the Company's basic and diluted loss per share presented in the Affected Financial Statements. The Amendment revises the risk factor titled “We have identified material weaknesses in our internal control over financial reporting. If we are unable to remediate these material weaknesses, identify additional material weaknesses in the future or otherwise fail to maintain an effective system of internal controls over financial reporting, we may not be able to accurately or timely report our financial condition or results of operations, which may adversely affect our business and the price of our securities” included in “Part I, Item 3 – Key Information – D. Risk Factors” to disclose the additional material weakness identified in connection with the error described above. The Amendment further revises the disclosure included in “Part II, Item 15 – Controls and Procedures – A. Disclosure Controls and Procedures” to include a discussion of the additional material weakness identified. The Amendment also revises “Part I, Item 6 – Directors, Senior Management and Employees – F. Disclosure of a Registrant’s Action to Recover Erroneously Awarded Compensation” to include a discussion of the Company’s conclusion with respect to the application of the Company’s Compensation Clawback Policy.In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Amendment amends and restates in their entirety each item identified in the paragraph above. The Company is including with the Amendment new currently dated certifications of the Company’s Principal Executive Officer and Principal Financial Officer (attached as Exhibits 12.1, 12.1, 13.1 and 13.2).Except as described above, this Amendment does not amend, update or change any other items or disclosures in the Original Form 20-F and does not purport to reflect any information or events subsequent to the filing thereof. As such, this Amendment reflects all information as of the date the Original Form 20-F was filed, and the Company has not undertaken herein to amend, supplement or update any information contained in the Original Form 20-F to give effect to any subsequent events. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and any subsequent filings by the Company with the SEC.
Ordinary Shares, Nominal Value €0.12 Per Share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.12 per share
Trading Symbol	NAMS
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	NAMSW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
City Area Code	+31
Local Phone Number	(0) 35 206 2971
Entity Address, Country	NL
Contact Personnel Name	Michael Davidson
Contact Personnel Email Address	info@NewAmsterdamPharma.com